UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7149
Smith Barney Oregon Municipals Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                             OREGON MUNICIPALS FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES  |  ANNUAL REPORT  |  APRIL 30, 2003
















                        [SMITH BARNEY MUTUAL FUNDS LOGO]
                               [GRAPHIC OMITTED]




    Your Serious Money. Professionally Managed. (Registered Trademark) is a registered service mark of Citigroup Global Markets Inc.



--------------------------------------------------------------------------------
          NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE
--------------------------------------------------------------------------------

Letter From the Chairman ....................     1

Manager Overview ............................     2

Fund Performance ............................     6

Historical Performance ......................     7

Schedule of Investments .....................     8

Statement of Assets and Liabilities .........    16

Statement of Operations .....................    17

Statements of Changes in Net Assets .........    18

Notes to Financial Statements ...............    19

Financial Highlights ........................    26

Independent Auditors' Report ................    29

Additional Information ......................    30

Tax Information .............................    32

--------------------------------------------------------------------------------
                             LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

                                                          [PIX OF R. JAY GERKEN]

                                                               [GRAPHIC OMITTED]

                                                         Chairman, President and
                                                         Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com* where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.


Sincerely,

/s/ R. Jay Gerken
-----------------------
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 14, 2003



-----------
* Matters referenced are not incorporated by reference unless otherwise stated.


  1  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
                                 MANAGER OVERVIEW
--------------------------------------------------------------------------------

                                                        [PIX OF PETER M. COFFEY]

                                                               [GRAPHIC OMITTED]

                                                              Vice President and
                                                              Investment Officer


PERFORMANCE REVIEW

For the 12 months ended April 30, 2003, the total return on Class A shares of the Smith Barney Oregon Municipals Fund ("Fund"), without sales charges, was 6.29%. Over the same period, the total return on the broad-based Lehman Brothers Municipal Bond Index ("Lehman Index")(i) was 8.49%. Although the Fund underperformed its Lipper peer group of Oregon municipal debt funds, which had an average total return of 7.09%(1), your Fund continued to be among the leaders of its peer group in terms of the relatively high level of tax-exempt dividend income it provided throughout the period.(2) Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Considering that interest rates are at historic lows, we reduced the Fund's duration (its susceptibility to rising interest rates) for the possibility of a rising rate environment. This more conservative approach contributed to the Fund's lower total return versus the Lehman Index. However, if rates were to eventually rise, we expect the portfolio will be more prudently positioned for the long term. In addition, recent issue-specific and broader industry challenges detracted from the Fund's performance relative to the Lehman Index. We remain committed to seeking long-term results and competitive tax-exempt yields.




-----------
1 Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended April 30, 2003, calculated among 19 funds in the Oregon municipal debt fund category with reinvestment of dividends and capital gains excluding sales charges.
2 Source: Lipper, Inc. Refers to the annualized distribution yield, which is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV as of the end of the period. The Fund's annualized distribution yield of 4.77% (Class A shares) assumes a current monthly income dividend rate of $0.0425 for 12 months. Yields of other share classes may vary. The average annualized distribution yield for the funds in this Lipper universe is 3.82%. These rates are as of April 30, 2003 and are subject to change. Note: The Fund seeks as high a level of current income exempt from regular and federal income taxes as is consistent with prudent investing.


  2   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

SHIFTS IN SENTIMENT

Although municipal securities performed well overall during the past 12 months, the market vacillated due to changing tides of investor sentiment throughout the year. When the period began, lingering concerns about the integrity of corporate financial reporting practices and the strength of the U.S. economy prompted many investors to shift money into higher-rated fixed-income securities. The demand boosted prices of investment-grade municipal bonds throughout the first half of the period. Following an economic report released in October that reflected a weak labor market, the Federal Reserve ("Fed") cut short-term interest rates to a four-decade low to help stimulate the economy. (Lower rates can encourage consumers and corporations to borrow and subsequently spend more, thereby increasing economic activity.) That month many investors reallocated money from investment-grade municipal bonds into riskier assets anticipating that the economy would improve and help strengthen companies' credit profiles. These outflows caused Treasuries and municipal bonds to retreat. However, as concerns about Iraq and the economy resurfaced, investors again gravitated to higher-rated bond issues.

Declining tax receipts significantly reduced many municipalities' revenues, prompting many to issue heavy volumes of new bonds. Although the market absorbed these issues with relative ease and municipal bond prices advanced, these hefty supplies dampened their returns as the market had to assimilate this large supply. This contributed to the municipal market's more muted performance versus U.S. Treasuries and, as a result, municipal and Treasury yields moved closer to parity.

IMPACT OF CREDIT QUALITY ON THE FUND

Oregon's tax collections were hit hard by the recession and the stock market's decline due to lower capital gains tax and personal income tax receipts. Considering Oregon's economic situation, the Fund maintained a very small position in state-backed General Obligation debt. Instead, it had significant exposure to bonds in the hospital sector for their higher tax-exempt income streams. The Fund also held obligations backed by school districts and sizeable positions in essential service revenue bonds to finance public works, such as transportation and water-and-sewer sectors, which are supported directly by the operating revenues of these systems.


  3   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

EFFECT OF DEFENSIVE APPROACH ON PERFORMANCE

During the past two years, the bond markets have been driven higher by interest rate reductions triggered by the Fed (bond prices move opposite to interest rate movements.) Considering that interest rates are at historic lows, we reduced the Fund's duration for the possibility of a rising rate environment.

o TARGETING BONDS WITH HIGHER COUPONS AND SELLING THOSE WITH LOWER-COUPONS. (the fixed interest rate the issuer promises to pay to the bondholder until maturity). We continued to selectively seek premium-priced higher-coupon bonds typically issued during previous periods when rates were higher. Their coupons would be more in line with those on bonds issued in the future if interest rates and yields were to rise, and these issues tend to be more resilient than lower-coupon issues in rising rate climates. In particular, we focused on higher-coupon callable bonds with somewhat longer maturities. (Callable bonds can be redeemed by the issuer at specified dates prior to the maturity date.) These issues tend to be less susceptible to interest rate movements than non-callable bonds with similar maturities, and they offer higher streams of tax-exempt income than shorter-term bonds.

o SHORTENING MATURITIES. Given that bonds with longer maturities are typically more sensitive to interest rate movements, we reduced the portfolio's average call-adjusted effective maturity (ii) from approximately 12 years at the beginning of the period to about nine years at the period's close. The Fund's average final maturity, which is longer and does not factor in call provisions, likewise dropped slightly to under 19 years.

o SELLING FUTURES TO HELP HEDGE AGAINST INTEREST RATE RISK. We maintained a short position in U.S. Treasury futures, which are exchange-traded contracts that may be used to help hedge against interest rate movements.


  4   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

Thank you for your investment in the Smith Barney Oregon Municipals Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Peter M. Coffey
--------------------------

Peter M. Coffey
Vice President and Investment Officer

May 14, 2003


The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2003 and are subject to change. Please refer to pages 8 through 12 for a list and percentage breakdown of the Fund's holdings.





-----------
i The Lehman Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
ii This average is based upon a "call-adjusted" effective maturity, which factors in the date at which a bond may be called by the issuer (as an alternative to the maturity date) provided that the yield on the call date is lower than that on the maturity date. Adjusting for call refers to the consideration of whether or not a bond is callable prior to maturity and trading at a premium to face value when determining its effective maturity date.


  5   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS(1) (UNAUDITED)
--------------------------------------------------------------------------------

                                       WITHOUT SALES CHARGES(2)
                                 ------------------------------------
                                  CLASS A       CLASS B      CLASS L
---------------------------------------------------------------------
Twelve Months Ended 4/30/03         6.29%         5.53%        5.57%
---------------------------------------------------------------------
Five Years Ended 4/30/03            5.14          4.56         4.53
---------------------------------------------------------------------
Inception* through 4/30/03++        6.85          6.29         5.45
---------------------------------------------------------------------


                                        WITH SALES CHARGES(3)
                                 ------------------------------------
                                  CLASS A       CLASS B      CLASS L
---------------------------------------------------------------------
Twelve Months Ended 4/30/03         2.04%         1.03%        3.49%
---------------------------------------------------------------------
Five Years Ended 4/30/03            4.28          4.39         4.32
---------------------------------------------------------------------
Inception* through 4/30/03++        6.37          6.29         5.32
---------------------------------------------------------------------

--------------------------------------------------------------------------------
 CUMULATIVE TOTAL RETURNS(1) (UNAUDITED)
--------------------------------------------------------------------------------

                                            WITHOUT SALES CHARGES(1)
                                           --------------------------
Class A (Inception* through 4/30/03)++                 80.85%
---------------------------------------------------------------------
Class B (Inception* through 4/30/03)++                 72.46
---------------------------------------------------------------------
Class L (Inception* through 4/30/03)                   52.52
---------------------------------------------------------------------

(1) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 * The inception dates for Class A, B and L shares are May 23, 1994, May 23, 1994 and May 16, 1995, respectively.
 ++ Total return includes the effect of the cash contribution to capital from the investment adviser which was made on October 24, 1994. Without this cash contribution the total returns would have been as follows:

                                                            CLASS A     CLASS B
                                                           ---------   ---------
   Inception* through 4/30/03:
   Average Annual Total Returns Without Sales Charges         6.58%       5.97%
   -----------------------------------------------------------------------------
   Average Annual Total Returns With Sales Charges            6.09        5.97
   -----------------------------------------------------------------------------
   Cumulative Total Returns (Inception* through 4/30/03)     76.83%      67.92%
   -----------------------------------------------------------------------------


  6   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------
              VALUE OF $10,000 INVESTED IN CLASS A AND B SHARES OF
                     SMITH BARNEY OREGON MUNICIPALS FUND VS.
           LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OREGON
                          MUNICIPAL DEBT FUNDS AVERAGE+

--------------------------------------------------------------------------------

                             May 1994 -- April 2003


                                [GRAPHIC OMITTED]

              SMITH BARNEY OREGON      SMITH BARNEY OREGON       LEHMAN BROTHERS   LIPPER OREGON
               MUNICIPALS FUND --       MUNICIPALS FUND --          MUNICIPAL      MUNICIPAL DEBT
  DATE          CLASS A SHARES          CLASS B SHARES             BOND INDEX      FUNDS AVERAGE
--------------------------------------------------------------------------------------------------
5/23/94             9,598                   10,000                   10,000         10,000
 4/95              10,662                   11,059                   10,574         10,577
 4/96              11,483                   11,843                   11,414         11,254
 4/97              12,288                   12,610                   12,172         11,908
 4/98              13,512                   13,799                   13,305         12,935
 4/99              14,398                   14,620                   14,230         13,693
 4/00              13,965                   14,106                   14,099         13,327
 4/01              15,169                   15,242                   15,561         14,515
 4/02              16,332                   16,342                   17,373         15,449
4/30/03            17,358                   17,246                   18,848         16,543


+ Hypothetical illustration of $10,000 invested in Class A and B shares on May 23, 1994 (inception date), assuming deduction of the maximum 4.00% initial sales charge at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2003. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment-grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Oregon Municipal Debt Funds Average is composed of an average of the Fund's peer group of 19 mutual funds investing in Oregon municipal securities as of April 30, 2003. Please note that an investor cannot invest directly in an index. The performance of the Fund's other class of shares may be greater or less than Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


   ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


  7   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2003
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING(a)                              SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 23.1%
                           Clackamas County GO:
$ 500,000      AA            Canby School District No. 86, School Board Guaranty,
                               5.250% due 6/15/20                                          $  532,175
  500,000      Aaa*          Lake Oswego School District No. 7J, MBIA-Insured,
                               5.000% due 6/1/26                                              517,090
  300,000      Aaa*        Deschutes County GO, Administrative School District No. 1,
                             Series A, FSA-School Board Guaranty,
                             5.500% due 6/15/18                                               332,430
  850,000      AA          Forest Grove, Campus Improvement & Refunding Revenue,
                             Pacific University, Radian-Insured, 6.300% due 5/1/25            958,783
  500,000      AAA         Jackson County GO, Central Point School District No. 6,
                             FGIC-School Board Guaranty, 5.250% due 6/15/20                   531,330
  500,000      AAA         Jefferson County GO, School District No. 509J, FGIC-School
                             Board Guaranty, 5.250% due 6/15/16                               551,325
2,000,000      Aaa*        Lane County GO, School District No. 4J, Eugene, FSA-Insured,
                             5.000% due 7/1/17 (b)                                          2,148,780
  500,000      Aaa*        Multnomah-Clackamas Counties GO, Centennial School
                             District No. 28-302, FGIC-School Board Guaranty,
                             5.000% due 6/15/21                                               522,340
  600,000      BBB+        Multnomah County Educational Facilities Revenue, (University
                             of Portland Project), 6.000% due 4/1/25                          640,050
  500,000      AA          Multnomah County GO, Reynolds School District No. 7,
                             School Board Guaranty, 5.125% due 6/15/20                        527,970
                           Oregon State Health, Housing, Educational & Cultural
                             Facilities Authority, Series A:
1,000,000      Baa1*           Linfield College Project, 6.625% due 10/1/20                 1,109,040
                               Western States Chiropractic, ACA-Insured:
  785,000      A                 6.350% due 12/1/20                                           868,100
  545,000      A                 6.350% due 12/1/25                                           595,244
  500,000      AAA         Tillamook County GO, School District No. 9, FSA-School
                             Board Guaranty, 5.250% due 6/15/22                               533,530
  500,000      A           University of the Virgin Islands, Refunding & Improvement
                             Bonds, Series A, ACA-Insured, 6.250% due 12/1/29                 544,790
  500,000      Aaa*        Washington County GO, Forest Grove School District No. 15,
                             FSA-School Board Guaranty, 5.000% due 6/15/21                    522,340
1,135,000      Aaa*        Washington, Multnomah & Yamhill Counties GO, School
                             District No. 1J, MBIA-Insured, 5.125% due 6/1/17               1,224,756
-----------------------------------------------------------------------------------------------------
                                                                                           12,660,073
-----------------------------------------------------------------------------------------------------
ESCROWED TO MATURITY -- 0.3%
  135,000      AAA         Puerto Rico Commonwealth, Aqueduct & Sewer Authority
                             Revenue, 10.25% due 7/1/09                                       171,798
-----------------------------------------------------------------------------------------------------
FINANCE -- 2.1%
1,000,000      BBB--       Virgin Islands Public Finance Authority Revenue, Series A,
                             Gross Receipts Taxes, 6.500% due 10/1/24                       1,127,200
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  8   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           APRIL 30, 2003
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING(a)                              SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 7.7%
$ 500,000      AAA         Lane County Bethel School District No. 52, FGIC-Insured,
                             6.400% due 12/1/09                                             $ 582,430
  500,000      NR          Northern Mariana Islands Commonwealth, Series A,
                             7.375% due 6/1/30                                                521,295
  450,000      AA          Oregon State, Veterans Welfare, Series 80A,
                             5.700% due 10/1/32                                               466,655
2,000,000      AAA         Puerto Rico Commonwealth, RITES-PA 931, XLCA-Insured,
                             9.136% due 7/1/17 (b)                                          2,634,080
-----------------------------------------------------------------------------------------------------
                                                                                            4,204,460
-----------------------------------------------------------------------------------------------------
HOSPITALS -- 16.9%
                           Clackamas County Hospital Facility Authority Revenue:
  500,000      AA            Gross-Williamette Falls Hospital Project, Radian-Insured,
                               5.500% due 4/1/22                                              540,140
                             Legacy Health System:
  500,000      AA              5.750% due 5/1/16                                              547,520
1,000,000      AA              5.250% due 5/1/21                                            1,031,060
1,000,000      Baa2*         Williamette Falls Hospital Project, 6.000% due 4/1/19          1,023,930
1,000,000      AA          Hillsboro Hospital Facility Authority Revenue, (Tuality
                             Healthcare Project), Radian-Insured, 5.375% due 10/1/31        1,042,150
                           Klamath Falls Inter-Community Hospital Authority Revenue:
  595,000      BBB           Gross-Merle West Medical Center Project,
                               7.100% due 9/1/24                                              652,447
1,000,000      BBB           Merle West Medical Center Project, 6.250% due 9/1/31 (b)       1,043,960
                           Puerto Rico Industrial, Tourist, Educational, Medical &
                             Environmental Control Facilities Financing Authority,
                             Series A:
1,000,000      BBB--           Mennonite General Hospital Project,
                                 5.625% due 7/1/27                                            831,660
1,000,000      BBB--           Ryder Memorial Hospital Project, 6.700% due 5/1/24 (b)       1,010,730
                           Umatilla County Hospital Facility Authority Revenue, Catholic
                             Health Initiatives, Series A:
1,000,000      AA              5.750% due 12/1/20                                           1,058,120
  500,000      AA              5.500% due 3/1/22                                              516,905
-----------------------------------------------------------------------------------------------------
                                                                                            9,298,622
-----------------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 8.0%
  470,000      NR          Multi-Family Housing Revenue Bond Pass-Through
                             Certificates Beneficial Ownership, Pacific Tower
                             Apartments, Series 6, 6.050% due 11/1/34                         470,949
  215,000      A+          Oregon State Housing & Community Services Department,
                             Housing Finance Revenue, Assisted or Insured Multi-Unit,
                             Series A, FHA-Insured, 6.800% due 7/1/13                         215,776

                       SEE NOTES TO FINANCIAL STATEMENTS.

  9   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           APRIL 30, 2003
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING(a)                             SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 8.0% (CONTINUED)
                           Portland Housing Authority, Multi-Family Revenue:
$ 500,000      Aa1*          Cherry Blossom Apartments, Series A,
                               GNMA-Collateralized, 6.100% due 12/20/26 (b)(c)              $ 528,005
  850,000      Aa2*          Cherry Ridge Project, LOC-U.S. Bank Trust N.A.,
                               6.250% due 5/1/12 (b)(c)                                       877,506
                           Washington County Housing Authority, Multi-Family
                             Revenue:
1,000,000      NR              Affordable Housing Pool, Series A, 6.125% due 7/1/29           991,530
1,000,000      Aa2*            Bethany Meadows Project, LOC-U.S. Bank N.A.,
                                 6.250% due 8/1/13 (c)                                      1,051,500
  220,000      AAA             Terrace View Project, FNMA-Collateralized,
                                 5.500% due 12/1/17 (c)                                       228,710
-----------------------------------------------------------------------------------------------------
                                                                                            4,363,976
-----------------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 3.6%
                           Oregon State Housing & Community Services Department,
                             Mortgage Revenue, Single-Family Mortgage Program:
                               Series B:
  475,000      Aa2*              6.250% due 7/1/29 (c)                                       501,078
  250,000      Aa2*              Pool-Insured, 6.875% due 7/1/28                             254,070
  230,000      Aa2*            Series D, 6.500% due 7/1/24 (c)                               237,443
  495,000      Aa2*            Series F, 5.550% due 7/1/30                                   510,201
  295,000      AAA         Puerto Rico Housing Bank & Finance Agency, Single-Family
                             Mortgage Revenue, Affordable Housing Mortgage-Portfolio I,
                             GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (c)           307,304
  185,000      AAA         Virgin Islands HFA, Single-Family Revenue Bonds, GNMA
                             Mortgage-Backed Securities Program, Series A,
                             GNMA-Collateralized, 6.450% due 3/1/16 (c)                       192,916
-----------------------------------------------------------------------------------------------------
                                                                                            2,003,012
-----------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 1.4%
1,000,000      BB+         Oregon State EDR, Georgia-Pacific Corp., Series CLVII,
                             6.350% due 8/1/25 (c)                                            764,010
-----------------------------------------------------------------------------------------------------
LIFE CARE SYSTEMS -- 4.7%
                           Clackamas County Hospital Facility Authority Revenue:
2,000,000      NR            Mary's Woods at Marylhurst Inc., Sr. Living Facility,
                               Series A, 6.625% due 5/15/29 (d)                             2,085,120
  500,000      NR            Robison Jewish Home Project, 6.250% due 10/1/28                  500,420
-----------------------------------------------------------------------------------------------------
                                                                                            2,585,540
-----------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 1.6%
  300,000      NR          Lebanon Urban Renewal Agency, 5.500% due 6/1/14                    324,711
  500,000      A           Virgin Islands Public Finance Authority Revenue, Sr. Lien,
                             Series A, ACA/CBI-Insured, 5.500% due 10/1/18                    527,170
-----------------------------------------------------------------------------------------------------
                                                                                              851,881
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 10   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           APRIL 30, 2003
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING(a)                              SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
PRE-REFUNDED (D) -- 2.5%
$ 500,000      AAA         Oregon State Department of Administrative Services, COP,
                             Series A, AMBAC-Insured, (Call 5/1/10 @ 101),
                             6.250% due 5/1/17 (e)                                          $ 603,720
  430,000      NR          Oregon State Health, Housing, Educational & Cultural
                             Facilities Authority, Oak Tree Foundation Project, Series A,
                             (Call 5/1/05 @ 101), 6.100% due 5/1/15                           473,688
  300,000      AAA         Portland Housing Authority, Multi-Family Revenue, (Fairview
                             Woods Project), Series A, Sr. Lien, (Call 8/1/04 @ 100),
                             6.875% due 8/1/14 (b)                                            320,982
-----------------------------------------------------------------------------------------------------
                                                                                            1,398,390
-----------------------------------------------------------------------------------------------------
PUBLIC FACILITIES -- 2.2%
                           Oregon State Bond Bank Revenue:
  500,000      AAA           Economic & Community Development Department,
                               Series B, MBIA-Insured, 5.500% due 1/1/26                      535,320
   50,000      A2*           Economic Development Department, Series 1,
                               6.700% due 1/1/15                                               51,232
1,000,000      AAA         Puerto Rico Public Buildings Authority Revenue Guaranteed,
                             Convertible Capital Appreciation, Series D,
                             AMBAC-Insured, zero coupon due 7/1/31                            647,070
-----------------------------------------------------------------------------------------------------
                                                                                            1,233,622
-----------------------------------------------------------------------------------------------------
SOLID WASTE -- 3.7%
1,975,000      NR          Wasco County Solid Waste Disposal Revenue, (Waste
                             Connections Inc. Project), 7.250% due 3/1/21 (c)               2,045,804
-----------------------------------------------------------------------------------------------------
TRANSPORTATION -- 10.5%
                           Oregon State Department of Transportation, Highway User
                             Tax Revenue:
  500,000      AA+             5.375% due 11/15/20                                            539,245
                               Series A:
1,000,000      AA+               5.500% due 11/15/18 (b)                                    1,125,450
1,000,000      AA+               5.500% due 11/15/20 (b)                                    1,107,000
1,000,000      AAA         Port of Portland Airport Revenue, Portland International
                             Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (b)(c)     1,055,530
1,250,000      AA--        Port of Portland Special Obligation Revenue, (Horizon Air
                             Industries Inc. Project), LOC-Bank of America,
                             1.280% due 6/15/27 (f)                                         1,250,000
  500,000      CCC         Puerto Rico Port Authority Revenue, Special Facilities,
                             American Airlines Inc., Series A, 6.250% due 6/1/26 (c)          165,025
  500,000      AA+         Tri-County Metropolitan Transportation District Revenue,
                             Series A, 5.375% due 8/1/20                                      537,925
-----------------------------------------------------------------------------------------------------
                                                                                            5,780,175
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 11   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           APRIL 30, 2003
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                            SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
UTILITIES -- 4.8%
$1,500,000      Aaa*        Emerald Peoples Utility District, Refunding, Series A,
                              FSA-Insured, 5.250% due 11/1/20                            $  1,616,655
 1,000,000      BB+++       Klamath Falls Electric Revenue, Klamath Cogeneration,
                              Sr. Lien, 6.000% due 1/1/25                                     921,560
   100,000      NR          Western Generation Agency, Cogeneration Project Revenue,
                              (Wauna Cogeneration Project), Series B,
                              7.250% due 1/1/09 (c)                                            93,782
-----------------------------------------------------------------------------------------------------
                                                                                            2,631,997
-----------------------------------------------------------------------------------------------------
WATER AND SEWER -- 6.9%
   360,000      AA--        Clackamas County Service District No. 1, Sewer Revenue,
                              6.375% due 10/1/14                                            416,358
   500,000      AAA         Eugene Water Revenue, Utility System, FSA-Insured,
                              5.875% due 8/1/30                                              557,055
 1,000,000      AAA         Klamath Falls Wastewater Revenue, AMBAC-Insured,
                              5.500% due 6/1/25 (b)                                        1,067,450
   600,000      Aa3*        Port of Umatilla Water Revenue, LOC-ABN AMRO Bank N.V.,
                              6.650% due 8/1/22 (b)(c)                                        632,658
 1,000,000      AAA         Portland, Sewer System Revenue, Refunding, Second Lien,
                              Series A, FSA-Insured, 5.250% due 6/1/19 (b)                  1,091,490
-----------------------------------------------------------------------------------------------------
                                                                                            3,765,011
-----------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100%
                            (Cost -- $52,161,876**)                                      $ 54,885,571
-----------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service and those identified by a double dagger (++), which are rated by Fitch Ratings.
(b) All or a portion of this security is segregated for open futures contracts commitments and extended settlements.
(c) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(e) All or a portion of this security is held as collateral for open futures contracts commitments.
(f) Inverse floating rate security-coupon varies inversely with level of short term tax exempt interest rates.
**  Aggregate cost for Federal income tax purposes is $52,289,384.

    See pages 13 through 15 for definitions of ratings and certain security descriptons.




                       SEE NOTES TO FINANCIAL STATEMENTS.

  12  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        --   Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A          --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,     --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly
CCC,            speculative with respect to capacity to pay interest and repay principal in accordance with
CC              the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the
and C           highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      --   Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa"
             group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     --   Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B       --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa     --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

  13  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
  BOND RATINGS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major rating categories.

AAA     --   Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
BBB     --   Bonds rated BBB by Fitch currently have a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB      --   Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
NR      --   Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

--------------------------------------------------------------------------------
  SHORT-TERM SECURITY RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

SP-1       --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1        --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO)
                rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1     --   Moody's highest rating for issues having a demand feature -- VRDO.
P-1        --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the
                VMIG 1 rating.

--------------------------------------------------------------------------------
  SECURITY DESCRIPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

ABAG       --   Association of Bay Area
                Governments
ACA        --   American Capital Assurance
AIG        --   American International Guaranty
AMBAC      --   AMBAC Indemnity Corporation
BAN        --   Bond Anticipation Notes
BIG        --   Bond Investors Guaranty
CBI        --   Certificate of Bond Issuance
CGIC       --   Capital Guaranty Insurance
                Company
CHFCLI     --   California Health Facility
                Construction Loan Insurance
CONNIE     --   College Construction Loan
 LEE            Insurance Association
COP        --   Certificate of Participation
EDA        --   Economic Development
                Authority

EDR        --   Economic Development
                Revenue
ETM        --   Escrowed To Maturity
FGIC       --   Financial Guaranty Insurance
                Company
FHA        --   Federal Housing Administration
FHLMC      --   Federal Home Loan Mortgage
                Corporation
FLAIRS     --   Floating Adjustable Interest Rate
                Securities
FNMA       --   Federal National Mortgage
                Association
FRTC       --   Floating Rate Trust Certificates
FSA        --   Financing Security Assurance
GIC        --   Guaranteed Investment Contract
GNMA       --   Government National Mortgage
                Association



 14   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
  SECURITY DESCRIPTIONS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

GO         --   General Obligation
HDC        --   Housing Development
                Corporation
HFA        --   Housing Finance Authority
IDA        --   Industrial Development
                Authority
IDB        --   Industrial Development Board
IDR        --   Industrial Development Revenue
INFLOS     --   Inverse Floaters
ISD        --   Independent School District
LOC        --   Letter of Credit
MBIA       --   Municipal Bond Investors
                Assurance Corporation
MFH        --   Multi-Family Housing
MVRICS     --   Municipal Variable Rate Inverse
                Coupon Security
PCR        --   Pollution Control Revenue

PSF        --   Permanent School Fund
RAN        --   Revenue Anticipation Notes
RIBS       --   Residual Interest Bonds
RITES      --   Residual Interest Tax-Exempt
                Securities
TAN        --   Tax Anticipation Notes
TECP       --   Tax-Exempt Commercial Paper
TOB        --   Tender Option Bonds
TRAN       --   Tax and Revenue Anticipation
                Notes
SYCC       --   Structured Yield Curve
                Certificate
VA         --   Veterans Administration
VRDD       --   Variable Rate Daily Demand
VRWE       --   Variable Rate Wednesday
                Demand
XLCA       --   XL Capital Assurance Inc.

 15   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           APRIL 30, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $52,161,876)                                     $ 54,885,571
  Cash                                                                                  62,390
  Interest receivable                                                                  938,040
  Receivable for Fund shares sold                                                       16,674
----------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                      55,902,675
----------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                                   1,605,959
  Payable to broker -- variation margin                                                103,125
  Payable for Fund shares purchased                                                      9,626
  Investment advisory fee payable                                                        9,612
  Distribution fees payable                                                              8,296
  Deferred compensation payable                                                          5,707
  Administration fee payable                                                             5,695
  Accrued expenses                                                                      47,274
----------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                  1,795,294
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $ 54,107,381
----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                      $      5,072
  Capital paid in excess of par value                                               52,723,353
  Undistributed net investment income                                                    9,610
  Accumulated net realized loss from security transactions and futures contracts    (1,387,474)
  Net unrealized appreciation of investments and futures contracts                   2,756,820
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $ 54,107,381
----------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Class A                                                                            2,601,140
------------------------------------------------------------------------------------------------
  Class B                                                                            1,478,267
------------------------------------------------------------------------------------------------
  Class L                                                                              992,208
------------------------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                                                        $10.70
------------------------------------------------------------------------------------------------
  Class B *                                                                             $10.63
------------------------------------------------------------------------------------------------
  Class L **                                                                            $10.65
------------------------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17% of net asset value per share)                     $11.15
------------------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)                     $10.76
------------------------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 4).


                       SEE NOTES TO FINANCIAL STATEMENTS.

 16   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                               $ 2,962,727
------------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 9)                                                 209,868
  Investment advisory fee (Note 4)                                           157,134
  Administration fee (Note 4)                                                104,756
  Shareholder communications (Note 9)                                         67,268
  Custody                                                                     42,436
  Audit and legal                                                             37,143
  Shareholder servicing fees (Note 9)                                         12,273
  Trustees' fees                                                              12,131
  Registration fees                                                            3,698
  Other                                                                        4,124
------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                             650,831
  Less: Investment advisory and administration fee waivers (Note 4)          (78,567)
------------------------------------------------------------------------------------
  NET EXPENSES                                                               572,264
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      2,390,463
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)                   323,369
   Futures contracts                                                        (884,536)
------------------------------------------------------------------------------------
  NET REALIZED LOSS                                                         (561,167)
------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of year                                                       1,712,663
   End of year                                                             2,756,820
------------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION                                  1,044,157
------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                                482,990
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $ 2,873,453
------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

 17   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED APRIL 30,
--------------------------------------------------------------------------------

                                                                                2003             2002
--------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                    $ 2,390,463      $ 2,048,090
  Net realized loss                                                           (561,167)        (184,754)
  Increase in net unrealized appreciation                                    1,044,157        1,149,112
--------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS                                     2,873,453        3,012,448
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 10):
  Net investment income                                                     (2,380,361)      (2,146,418)
  In excess of net investment income                                           (40,392)              --
--------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                            (2,420,753)      (2,146,418)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                                          13,939,846       15,177,692
  Net asset value of shares issued for reinvestment of dividends             1,380,720        1,235,386
  Cost of shares reacquired                                                 (8,843,569)      (7,053,936)
--------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                        6,476,997        9,359,142
--------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                       6,929,697       10,225,172

NET ASSETS:
  Beginning of year                                                         47,177,684       36,952,512
--------------------------------------------------------------------------------------------------------
  END OF YEAR*                                                             $54,107,381      $47,177,684
--------------------------------------------------------------------------------------------------------
*   Includes undistributed (overdistributed) net investment income of:     $     9,610      $    (1,087)
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  18  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Oregon Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) direct expenses are charged to the Fund and each class; investment advisory, administration fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At April 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss and over-distributed net investment income amounting to $25,504 and $40,987, respectively, has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


 19   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Oregon.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

4. Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM voluntarily waived $47,140 of its investment advisory fee for the year ended April 30, 2003.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. SBFM voluntarily waived $31,427 of its administration fee for the year ended April 30, 2003.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is


  20  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended April 30, 2003, the Fund paid transfer agent fees of $13,095 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2003, CGM received sales charges of approximately $28,000 and $51,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended April 30, 2003, CDSCs paid to CGM were approximately $29,000 and $4,000 for Class B and L shares, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the year ended April 30, 2003 the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $16,049,024
--------------------------------------------------------------------------------
Sales                                                                9,874,441
--------------------------------------------------------------------------------



  21  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $3,279,312
Gross unrealized depreciation                                        (683,125)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $2,596,187
--------------------------------------------------------------------------------

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2003, the Fund had the following open futures contracts:

                          NUMBER OF                        BASIS           MARKET        UNREALIZED
                          CONTRACTS     EXPIRATION         VALUE            VALUE           GAIN
---------------------------------------------------------------------------------------------------
To Sell:
20 year, 6.000%
  U.S. Treasury Bond         110           6/03         $12,576,563      $12,543,438       $33,125
---------------------------------------------------------------------------------------------------

7. Capital Loss Carryforward

At April 30, 2003, the Fund had, for Federal income tax purposes, approximately $862,000 of unused capital loss carryforwards available to offset future capital gains, if any. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated on the following page.


  22  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Expiration occurs on April 30 of the year indicated:

                                           2008          2009          2011
--------------------------------------------------------------------------------
Carryforward amounts                     $279,000      $238,000      $345,000
--------------------------------------------------------------------------------

In addition, the Fund had $492,060 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

8. Income Tax Information and Distributions to Shareholders

At April 30, 2003, the tax basis components of distributable earnings were:

--------------------------------------------------------------------------------
Accumulated capital losses                                          $ (862,289)
--------------------------------------------------------------------------------
Unrealized appreciation                                              2,596,187
--------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to mark-to-market of futures contracts and the treatment of accretion of discounts.

The tax character of distributions paid during the year ended April 30, 2003 was:

--------------------------------------------------------------------------------
Tax-exempt income                                                    $2,376,688
Ordinary income                                                          44,065
--------------------------------------------------------------------------------
Total                                                                $2,420,753
--------------------------------------------------------------------------------

9. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the year ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                             CLASS A      CLASS B       CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees                       $40,492      $108,011      $61,365
--------------------------------------------------------------------------------

  23  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                               CLASS A     CLASS B     CLASS L
--------------------------------------------------------------------------------
Shareholder Servicing Fees                      $5,003      $5,312      $1,958
--------------------------------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                               CLASS A     CLASS B      CLASS L
--------------------------------------------------------------------------------
Shareholder Communication Expenses             $27,854     $28,696      $10,718
--------------------------------------------------------------------------------

10. Distributions Paid to Shareholders by Class

                                      SIX MONTHS ENDED      YEAR ENDED
                                       APRIL 30, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------
CLASS A
Net investment income                    $1,295,296        $ 1,103,015
In excess of net investment income           21,980                 --
--------------------------------------------------------------------------------
Total                                    $1,317,276        $ 1,103,015
--------------------------------------------------------------------------------
CLASS B
Net investment income                    $  709,417        $   811,281
In excess of net investment income           12,038                 --
--------------------------------------------------------------------------------
Total                                    $  721,455        $   811,281
--------------------------------------------------------------------------------
CLASS L
Net investment income                    $  375,648        $   232,122
In excess of net investment income            6,374                 --
--------------------------------------------------------------------------------
Total                                    $  382,022        $   232,122
--------------------------------------------------------------------------------

11. Shares of Beneficial Interest

At April 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


 24   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                            YEAR ENDED                        YEAR ENDED
                                          APRIL 30, 2003                    APRIL 30, 2002
                                  -------------------------------   -------------------------------
                                      SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Shares sold                           494,295      $  5,307,517         873,637      $  9,190,985
Shares issued on reinvestment          67,546           722,152          54,030           570,859
Shares reacquired                    (245,716)       (2,628,613)       (255,125)       (2,698,019)
---------------------------------------------------------------------------------------------------
Net Increase                          316,125      $  3,401,056         672,542      $  7,063,825
---------------------------------------------------------------------------------------------------
CLASS B
Shares sold                           323,629      $  3,453,713         319,587      $  3,369,948
Shares issued on reinvestment          38,971           414,147          49,219           517,648
Shares reacquired                    (501,978)       (5,322,004)       (360,873)       (3,794,561)
---------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (139,378)     $ (1,454,144)          7,933      $     93,035
---------------------------------------------------------------------------------------------------
CLASS L
Shares sold                           483,186      $  5,178,616         248,019      $  2,616,759
Shares issued on reinvestment          22,960           244,421          13,950           146,879
Shares reacquired                     (83,771)         (892,952)        (53,470)         (561,356)
---------------------------------------------------------------------------------------------------
Net Increase                          422,375      $  4,530,085         208,499      $  2,202,282
---------------------------------------------------------------------------------------------------




 25  SMITH BARNEY OREGON MUNICIPALS FUND  |   2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

CLASS A SHARES                             2003(1)       2002(1)       2001(1)       2000(1)       1999(1)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $10.57        $10.33        $10.02        $10.87        $10.76
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)(3)                0.52          0.53          0.54          0.51          0.49
  Net realized and unrealized
   gain (loss)(3)                            0.13          0.25          0.31         (0.84)         0.20
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.65          0.78          0.85         (0.33)         0.69
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.51)        (0.54)        (0.54)        (0.50)        (0.49)
  Net realized gains                           --            --            --         (0.02)        (0.09)
  In excess of net investment income        (0.01)           --            --            --            --
------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.52)        (0.54)        (0.54)        (0.52)        (0.58)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $10.70        $10.57        $10.33        $10.02        $10.87
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 6.29%         7.67%         8.62%        (3.01)%        6.56%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)            $27,820       $24,163       $16,657       $14,272       $15,994
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)                                0.81%         0.77%         0.82%         0.83%         0.87%
  Net investment income(3)                   4.85          4.98          5.23          5.02          4.49
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        19%           20%           35%           81%           28%
------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser and administrator voluntarily waived all or part of their fees for the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                        Expense Ratios
                             Per Share Decreases                                     Without Fee Waivers
                           to Net Investment Income                                   and Reimbursements
            ------------------------------------------------------ ------------------------------------------------------
               2003       2002       2001       2000       1999         2003       2002       2001       2000      1999
            ---------- ---------- ---------- ---------- ----------   ---------- ---------- ---------- ---------- --------
  Class A     $ 0.02     $ 0.02     $ 0.02     $ 0.02     $ 0.01        0.96%      0.92%      0.97%      0.98%     0.99%

(3) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.99%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01.


  26  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

CLASS B SHARES                             2003(1)       2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                         $10.52        $10.29        $10.00        $10.85        $10.75
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)(3)                0.45          0.47          0.48          0.46          0.43
  Net realized and unrealized
   gain (loss)(3)                            0.12          0.26          0.31         (0.84)         0.20
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.57          0.73          0.79         (0.38)         0.63
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.45)        (0.50)        (0.50)        (0.45)        (0.44)
  Net realized gains                           --            --            --         (0.02)        (0.09)
  In excess of net investment income        (0.01)           --            --            --            --
----------------------------------------------------------------------------------------------------------
Total Distributions                         (0.46)        (0.50)        (0.50)        (0.47)        (0.53)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $10.63        $10.52       $ 10.29        $10.00        $10.85
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 5.53%         7.21%         8.06%        (3.52)%        5.94%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)            $15,718       $17,014       $16,572       $16,199       $19,833
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)                                1.39%         1.29%         1.35%         1.35%         1.39%
  Net investment income(3)                   4.26          4.46          4.72          4.49          3.97
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        19%           20%           35%           81%           28%
----------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser and administrator voluntarily waived all or part of their fees for the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                         Expense Ratios
                             Per Share Decreases                                    Without Fee Waivers
                           to Net Investment Income                                  and Reimbursements
            ------------------------------------------------------   ----------------------------------------------------
               2003       2002       2001       2000       1999         2003       2002       2001       2000      1999
            ---------- ---------- ---------- ---------- ----------   ---------- ---------- ---------- ---------- --------
  Class B     $ 0.02     $ 0.02     $ 0.02     $ 0.02     $ 0.01        1.54%      1.44%      1.49%      1.49%     1.51%

(3) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.47%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01.


  27  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

CLASS L SHARES                             2003(1)       2002(1)       2001(1)       2000(1)      1999(1)(2)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                         $ 10.53      $ 10.31       $ 10.01        $ 10.86      $ 10.76
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)                 0.46         0.46          0.48           0.46         0.43
  Net realized and unrealized
   gain (loss)(4)                             0.12         0.26          0.32          (0.84)        0.20
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.58         0.72          0.80          (0.38)        0.63
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.45)       (0.50)        (0.50)         (0.45)       (0.44)
  Net realized gains                            --           --            --          (0.02)       (0.09)
  In excess of net investment income         (0.01)          --            --             --           --
------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.46)       (0.50)        (0.50)         (0.47)       (0.53)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $ 10.65      $ 10.53       $ 10.31        $ 10.01      $ 10.86
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  5.57%        7.05%         8.10%         (3.55)%       5.90%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)             $10,569      $ 6,001      $  3,724        $ 2,997      $ 3,157
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                 1.39%        1.35%         1.39%          1.39%        1.43%
  Net investment income(4)                    4.28         4.39          4.67           4.46         3.94
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                         19%          20%           35%            81%          28%
------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   On June 12, 1998, Class C shares were renamed Class L shares.
(3) The investment adviser and administrator voluntarily waived all or part of their fees for the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                         Expense Ratios
                             Per Share Decreases                                    Without Fee Waivers
                           to Net Investment Income                                  and Reimbursements
            ------------------------------------------------------ --------------------------------------------------------
               2003       2002       2001       2000       1999         2003       2002       2001       2000       1999
            ---------- ---------- ---------- ---------- ----------   ---------- ---------- ---------- ---------- ----------
  Class L     $ 0.02     $ 0.02     $ 0.02     $ 0.02     $ 0.01        1.54%      1.50%      1.54%      1.53%      1.55%

(4) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.47, $0.25 and 4.40%, respectively. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.


  28  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE SMITH BARNEY OREGON MUNICIPALS FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Oregon Municipals Fund as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and broker. As to securities purchased but not yet received we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Oregon Municipals Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 [KPMG LLP LOGO]


New York, New York
June 13, 2003

  29  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Smith Barney Oregon Municipals Fund ("Fund") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                NUMBER OF
                                           TERM OF                             PORTFOLIOS
                                         OFFICE* AND         PRINCIPAL           IN FUND         OTHER
                           POSITION(S)    LENGTH OF        OCCUPATION(S)         COMPLEX      TRUSTEESHIPS
                            HELD WITH        TIME           DURING PAST         OVERSEEN        HELD BY
NAME, ADDRESS AND AGE          FUND         SERVED           FIVE YEARS        BY TRUSTEE       TRUSTEE
------------------------- ------------- ------------- ----------------------- ------------ -----------------
NON-INTERESTED TRUSTEES:
Herbert Barg                 Trustee       Since        Retired                     44            None
1460 Drayton Lane                           1994
Wynewood, PA 19096
Age 79

Dwight B. Crane              Trustee       Since        Professor -- Harvard        51            None
Harvard Business School                     1994        Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Burt N. Dorsett              Trustee       Since        President - Dorsett         28            None
201 East 62nd Street                        1994        McCabe Capital
Apt 3C                                                  Management Inc.;
New York, NY 10021                                      Chief Investment
Age 72                                                  Officer - Leeb Capital
                                                        Management Inc.
                                                        1999 - Present

Elliot S. Jaffe              Trustee       Since        Chairman of  The            28        Zweig Total
The Dress Barn Inc.                         1994        Dress Barn Inc.                       Return Fund;
Executive Office                                                                            Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 76

Stephen E. Kaufman           Trustee       Since        Attorney                    62            None
Stephen E. Kaufman PC                       1994
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann             Trustee       Since        Retired                     28            None
200 Oak Park Place                          1994
Suite One
Pittsburgh, PA 15243
Age 72

  30  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  NUMBER OF
                                             TERM OF                             PORTFOLIOS
                                           OFFICE* AND         PRINCIPAL           IN FUND       OTHER
                            POSITION(S)     LENGTH OF        OCCUPATION(S)         COMPLEX    TRUSTEESHIPS
                             HELD WITH         TIME           DURING PAST         OVERSEEN      HELD BY
NAME, ADDRESS AND AGE          FUND           SERVED           FIVE YEARS        BY TRUSTEE     TRUSTEE
------------------------ ---------------- ------------- ----------------------- ------------ -------------
NON-INTERESTED TRUSTEES:
Cornelius C. Rose, Jr.   Trustee              Since       Chief Executive             28          None
Meadowbrook Village                            1994       Officer,Performance
Building 1, Apt. 6                                        Learning Systems
West Lebanon, NH 03784
Age 70

INTERESTED TRUSTEE:

R. Jay Gerken**          Chairman,            Since       Managing Director of        225         N/A
CGM                      President             2002       CGM; Chairman,
399 Park Avenue          and                              President and Chief
4th Floor                Chief                            Executive Officer of
New York, NY 10022       Executive                        SBFM, Travelers
Age 52                   Officer                          Investment Adviser,
                                                          Inc. ("TIA") and Citi
                                                          Fund Management
                                                          Inc.
OFFICERS:

Lewis E. Daidone         Senior               Since       Managing Director of        N/A         N/A
CGM                      Vice                  1995       CGM; Director and
125 Broad Street         President,                       Senior Vice President
11th Floor               and                              of SBFM and TIA;
New York, NY 10004       Chief                            Former Chief Financial
Age 45                   Administrative                   Officer and Treasurer
                         Officer                          of mutual funds
                                                          affiliated with
                                                          Citigroup Inc.

Richard L. Peteka        Chief                Since       Managing Director of        N/A         N/A
CGM                      Financial             2002       CGM; Director and
125 Broad Street         Officer                          Head of Internal
11th Floor               and                              Control for Citigroup
New York, NY 10004       Treasurer                        Asset Management
Age 41                                                    U.S. Mutual Fund
                                                          Administration from
                                                          1999 -- 2002; Vice
                                                          President, Head of
                                                          Mutual Fund
                                                          Administration and
                                                          Treasurer of
                                                          Oppenheimer Capital
                                                          from 1996 -- 1999



 31   SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  NUMBER OF
                                             TERM OF                             PORTFOLIOS
                                           OFFICE* AND         PRINCIPAL           IN FUND       OTHER
                            POSITION(S)     LENGTH OF        OCCUPATION(S)         COMPLEX    TRUSTEESHIPS
                             HELD WITH         TIME           DURING PAST         OVERSEEN      HELD BY
NAME, ADDRESS AND AGE          FUND           SERVED           FIVE YEARS        BY TRUSTEE     TRUSTEE
----------------------------------------------------------------------------------------------------------
OFFICERS:
Peter M. Coffey            Vice               Since       Managing Director of       N/A          N/A
CGM                        President           1989       CGM; Investment
399 Park Avenue            and                            Officer of SBFM
4th Floor                  Investment
New York, NY 10022         Officer
Age 58

Kaprel Ozsolak             Controller         Since       Vice President of CGM      N/A          N/A
CGM                                            2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor         Secretary          Since       Managing Director of       N/A          N/A
CGM                                            1995       CGM; General
300 First Stamford Place                                  Counsel and Secretary
4th Floor                                                 of SBFM and TIA
Stamford, CT 06902
Age 52

-----------
 * Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.

** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended April 30, 2003, 99.85% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax and Oregon state income tax purposes.



















  32  SMITH BARNEY OREGON MUNICIPALS FUND  |  2003 Annual Report to Shareholders

--------------------------------------------------------------------------------
      SMITH BARNEY
 OREGON MUNICIPALS FUND
--------------------------------------------------------------------------------

     TRUSTEES                         INVESTMENT ADVISER
     Herbert Barg                     Smith Barney Fund
     Dwight B. Crane                   Management LLC
     Burt N. Dorsett
     R. Jay Gerken,                   DISTRIBUTOR
      Chairman                        Citigroup Global Markets Inc.
     Elliott S. Jaffe
     Stephen E. Kaufman               CUSTODIAN
     Joseph J. McCann                 State Street Bank and
     Cornelius C. Rose, Jr.             Trust Company

     OFFICERS                         TRANSFER AGENT
     R. Jay Gerken                    Citicorp Trust Bank, fsb.
     President and Chief              125 Broad Street, 11th Floor
     Executive Officer                New York, New York 10004

     Lewis E. Daidone                 SUB-TRANSFER AGENT
     Senior Vice President            PFPC Global Fund Services
     and Chief Administrative         P.O. Box 9699
     Officer                          Providence, Rhode Island
                                      02940-9699
     Richard L. Peteka
     Chief Financial Officer
     and Treasurer

     Peter M. Coffey
     Vice President and
     Investment Officer

     Kaprel Ozsolak
     Controller

     Christina T. Sydor
     Secretary

    SMITH BARNEY OREGON MUNICIPALS FUND
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Oregon Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY OREGON MUNICIPALS FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



www.smithbarneymutualfunds.com













(Copyright) 2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD0955 6/03                                                            03-4947

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Oregon Municipals Fund


By:      /s/ R. Jay Gerken
         --------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Oregon Municipals Fund

Date: June 30, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         --------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Oregon Municipals Fund

Date: June 30, 2003

By:      /s/ Richard Peteka
         --------------------------
         Chief Financial Officer of
         Smith Barney Oregon Municipals Fund

Date: June 30, 2003